The following table presents information concerning the Company’s investment in loans considered impaired as of March 31, 2021 and December 31, 2020: (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 4,828		$ 5,082
Impaired Financing Receivable, Unpaid Principal Balance	5,731		5,926
Impaired Financing Receivable, Related Allowance	608		1,052
Average Recorded Investment	4,957	$ 5,571
Interest Income Recognized	31	39
Commercial Real Estate [Member] | Impaired Financing Receivables With No Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment
Impaired Financing Receivable, Unpaid Principal Balance
Impaired Financing Receivable, Related Allowance
Average Recorded Investment		115
Interest Income Recognized		1
Commercial Real Estate [Member] | Impaired Financing Receivables With Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment	30		429
Impaired Financing Receivable, Unpaid Principal Balance	38		437
Impaired Financing Receivable, Related Allowance	5		404
Average Recorded Investment	230	286
Interest Income Recognized	1
Commercial Real Estate [Member] | Real Estate [Member] | Impaired Financing Receivables With No Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment	496		385
Impaired Financing Receivable, Unpaid Principal Balance	532		386
Impaired Financing Receivable, Related Allowance
Average Recorded Investment	441	2,335
Interest Income Recognized		9
Commercial Real Estate [Member] | Real Estate [Member] | Impaired Financing Receivables With Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment	1,436		1,566
Impaired Financing Receivable, Unpaid Principal Balance	1,527		1,678
Impaired Financing Receivable, Related Allowance	558		574
Average Recorded Investment	1,501	433
Interest Income Recognized	3
Real Estate Investment [Member] | Real Estate [Member] | Impaired Financing Receivables With No Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment	88		99
Impaired Financing Receivable, Unpaid Principal Balance	366		376
Impaired Financing Receivable, Related Allowance
Average Recorded Investment	94	67
Interest Income Recognized	4	4
Real Estate Investment [Member] | Real Estate [Member] | Impaired Financing Receivables With Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment
Impaired Financing Receivable, Unpaid Principal Balance
Impaired Financing Receivable, Related Allowance
Average Recorded Investment
Interest Income Recognized
Residential Real Estate [Member] | Real Estate [Member] | Impaired Financing Receivables With No Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment	1,900		1,662
Impaired Financing Receivable, Unpaid Principal Balance	2,178		1,898
Impaired Financing Receivable, Related Allowance
Average Recorded Investment	1,781	1,304
Interest Income Recognized	14	13
Residential Real Estate [Member] | Real Estate [Member] | Impaired Financing Receivables With Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment	301		337
Impaired Financing Receivable, Unpaid Principal Balance	331		365
Impaired Financing Receivable, Related Allowance	45		72
Average Recorded Investment	319	54
Interest Income Recognized
Multifamily [Member] | Real Estate [Member] | Impaired Financing Receivables With No Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment
Impaired Financing Receivable, Unpaid Principal Balance
Impaired Financing Receivable, Related Allowance
Average Recorded Investment
Interest Income Recognized
Multifamily [Member] | Real Estate [Member] | Impaired Financing Receivables With Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment
Impaired Financing Receivable, Unpaid Principal Balance
Impaired Financing Receivable, Related Allowance
Average Recorded Investment
Interest Income Recognized
Farmland [Member] | Real Estate [Member] | Impaired Financing Receivables With No Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment	574		391
Impaired Financing Receivable, Unpaid Principal Balance	755		560
Impaired Financing Receivable, Related Allowance
Average Recorded Investment	483	761
Interest Income Recognized	9	10
Farmland [Member] | Real Estate [Member] | Impaired Financing Receivables With Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment			208
Impaired Financing Receivable, Unpaid Principal Balance			220
Impaired Financing Receivable, Related Allowance			2
Average Recorded Investment	104	216
Interest Income Recognized		2
Agriculture [Member] | Impaired Financing Receivables With No Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment
Impaired Financing Receivable, Unpaid Principal Balance
Impaired Financing Receivable, Related Allowance
Average Recorded Investment
Interest Income Recognized
Agriculture [Member] | Impaired Financing Receivables With Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment
Impaired Financing Receivable, Unpaid Principal Balance
Impaired Financing Receivable, Related Allowance
Average Recorded Investment
Interest Income Recognized
Consumer Loan [Member] | Impaired Financing Receivables With No Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment	3		5
Impaired Financing Receivable, Unpaid Principal Balance	4		6
Impaired Financing Receivable, Related Allowance
Average Recorded Investment	4
Interest Income Recognized
Consumer Loan [Member] | Impaired Financing Receivables With Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment
Impaired Financing Receivable, Unpaid Principal Balance
Impaired Financing Receivable, Related Allowance
Average Recorded Investment
Interest Income Recognized
All Other Loans [Member] | Impaired Financing Receivables With No Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment
Impaired Financing Receivable, Unpaid Principal Balance
Impaired Financing Receivable, Related Allowance
Average Recorded Investment
Interest Income Recognized
All Other Loans [Member] | Impaired Financing Receivables With Related Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Recorded Investment
Impaired Financing Receivable, Unpaid Principal Balance
Impaired Financing Receivable, Related Allowance
Average Recorded Investment
Interest Income Recognized